Share Option Activities (Detail) (KRW) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shinhan Financial Group
Number of Options
Number of Options, Beginning Balance	6,198,362	7,051,630	7,760,174
Granted			808,700
Exercised	(304,310)	(777,175)	(1,379,042)
Forfeited	(40,392)	(76,093)	(138,202)
Number of Options, Ending Balance	5,853,660	6,198,362	7,051,630
Exercisable at end of period	5,191,856
Weighted-Average Exercise Price per Option
Weighted-Average Exercise Price per Option, Beginning Balance	39,673	38,078	34,065
Granted			49,053
Exercised	32,252	23,942	20,964
Forfeited	52,865	52,489	47,729
Weighted-Average Exercise Price per Option, Ending Balance	39,968	39,673	38,078
Exercisable at end of period	38,810
Aggregate Intrinsic Value
Outstanding Options, Aggregate Intrinsic Value	62,435	47,594	12,457
Exercisable Options, Aggregate Intrinsic Value	62,435
Shinhan Bank
Number of Options
Number of Options, Beginning Balance		22,350	157,523
Exercised			(135,173)
Forfeited		(22,350)
Number of Options, Ending Balance			22,350
Weighted-Average Exercise Price per Option
Weighted-Average Exercise Price per Option, Beginning Balance		5,000	5,150
Exercised			5,175
Forfeited		(5,000)
Weighted-Average Exercise Price per Option, Ending Balance			5,000
Shinhan Investment Corp.
Number of Options
Number of Options, Beginning Balance		5,352,912	5,695,769
Exercised		(90,000)	(342,857)
Forfeited		(4,812,912)
Number of Options, Ending Balance	450,000	450,000	5,352,912
Exercisable at end of period	450,000
Weighted-Average Exercise Price per Option
Weighted-Average Exercise Price per Option, Beginning Balance		7,064	6,956
Exercised		6,040	5,273
Forfeited		7,148
Weighted-Average Exercise Price per Option, Ending Balance	6,370	6,370	7,064
Exercisable at end of period	6,370
Aggregate Intrinsic Value
Outstanding Options, Aggregate Intrinsic Value	403	327
Exercisable Options, Aggregate Intrinsic Value	403